Investments and loan receivable (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	May 04, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Investments and loan receivable
Investments (Note 5)		$ 213.2		$ 213.2		$ 235.9
Equity method investments		210.6		210.6		235.1
Unrealized gains losses on available-for-sale investments
Loan receivable						39.7
Repayment of loan	$ 42.7
Equity investments
Investments and loan receivable
Investments (Note 5)		210.6		210.6		235.1
Cost of equity investments disposed of		1.1	$ 4.6	1.1	$ 4.6
Gross proceeds from disposal				1.7	12.7
Unrealized gains losses on available-for-sale investments
(Loss) gain on changes in the fair value of equity investments at FVTOCI		(88.4)	53.5	(65.8)	74.9
Income tax recovery (expense) in other comprehensive income		11.6	(6.8)	8.7	(9.6)
(Loss) gain on changes in the fair value of equity investments at FVTOCI, net of income tax		(76.8)	$ 46.7	(57.1)	$ 65.3
Labrador Iron Ore Royalty Corporation
Investments and loan receivable
Equity method investments		139.3		139.3		187.4
SLM California
Investments and loan receivable
Equity method investments		37.4		37.4
Other Equity Investments
Investments and loan receivable
Equity method investments		33.9		33.9		47.7
Warrants.
Investments and loan receivable
Investments (Note 5)		$ 2.6		$ 2.6		$ 0.8